Preference Shares - Schedule of Characteristics of First Preference Shares (Details)	5 Months Ended	12 Months Ended	60 Months Ended
	May 31, 2020 $ / shares	Dec. 31, 2021 $ / shares	May 31, 2025 $ / shares
Series F
Class of Stock [Line Items]
Initial yield (percent)		4.90%
Annual Dividend (CAD per share)		$ 1.2250
Reset Dividend Yield (percent)		0.00%
Redemption price (CAD per share)		$ 25.00
Series J
Class of Stock [Line Items]
Initial yield (percent)		4.75%
Annual Dividend (CAD per share)		$ 1.1875
Reset Dividend Yield (percent)		0.00%
Redemption price (CAD per share)		$ 25.00
Series G
Class of Stock [Line Items]
Initial yield (percent)		5.25%
Annual Dividend (CAD per share)		$ 1.0983
Reset Dividend Yield (percent)		2.13%
Redemption price (CAD per share)		$ 25.00
Series H
Class of Stock [Line Items]
Initial yield (percent)		4.25%
Annual Dividend (CAD per share)	$ 0.6250	$ 0.4588
Reset Dividend Yield (percent)		1.45%
Redemption price (CAD per share)		$ 25.00
Preferred shares exchange ratio		1
Series H | Forecast
Class of Stock [Line Items]
Annual Dividend (CAD per share)			$ 0.4588
Series K
Class of Stock [Line Items]
Initial yield (percent)		4.00%
Annual Dividend (CAD per share)		$ 0.9823
Reset Dividend Yield (percent)		2.05%
Redemption price (CAD per share)		$ 25.00
Preferred shares exchange ratio		1
Series M
Class of Stock [Line Items]
Initial yield (percent)		4.10%
Annual Dividend (CAD per share)		$ 0.9783
Reset Dividend Yield (percent)		2.48%
Redemption price (CAD per share)		$ 25.00
Preferred shares exchange ratio		1
Series I
Class of Stock [Line Items]
Initial yield (percent)		2.10%
Reset Dividend Yield (percent)		1.45%
Redemption price (CAD per share)		$ 25.00
Preferred shares exchange ratio		1
Series L
Class of Stock [Line Items]
Initial yield (percent)		0.00%
Annual Dividend (CAD per share)		$ 0
Reset Dividend Yield (percent)		0.00%
Redemption price (CAD per share)		$ 0
Preferred shares exchange ratio		1
Series N
Class of Stock [Line Items]
Initial yield (percent)		0.00%
Annual Dividend (CAD per share)		$ 0
Reset Dividend Yield (percent)		0.00%
Redemption price (CAD per share)		$ 0
Preferred shares exchange ratio		1
Fixed rate reset
Class of Stock [Line Items]
Redemption price (CAD per share)		$ 25.00
Preferred shares rate dividend term		5 years